Principal joint ventures	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Principal joint ventures
35 Principal joint ventures
At 31 December 2019

Company and country of incorporation/operation	Principal activities	Number of shares held	Class of shares held	Proportion of class held (%)	Group interest (%)
Chile
Minera Escondida Ltda(a)	Copper mining and refining	—	—	—	30
Oman
Sohar Aluminium Co. L.L.C.(b)	Aluminium smelting; power generation	37,500	Ordinary	20	20

This list includes only those joint ventures that have a more significant impact on the profit or operating assets of the Group. Refer to note 47 for a list of related undertakings.
The Group’s principal joint ventures are held by intermediate holding companies and not directly by Rio Tinto plc or Rio Tinto Limited.

(a)
Although the Group has a 30% interest in Minera Escondida Ltda, participant and management agreements provide for an Owners’ Council whereby significant commercial and operational decisions about the relevant activities that significantly affect the returns that are generated in effect require the joint approval of both Rio Tinto and BHP Billiton (holders of a 57.5% interest). It is therefore determined that Rio Tinto has joint control.

The year end of Minera Escondida Ltda is 30 June. The amounts included in the consolidated financial statements of Rio Tinto are, however, based on accounts of Minera Escondida Limitada that are coterminous with those of the Group.

(b)
Although the Group holds a 20% interest in Sohar Aluminium Co. L.L.C, decisions about relevant activities that significantly affect the returns that are generated require agreement of all parties to the arrangement. It is therefore determined that Rio Tinto has joint control.

Summary information for joint ventures that are material to the Group
This summarised financial information is shown on a 100% basis. It represents the amounts shown in the joint ventures’ financial statements prepared in accordance with IFRS under Group accounting policies, including fair value adjustments and amounts due to and from Rio Tinto.

	Minera Escondida Ltda(a) 2019 US$m	Minera Escondida Ltda(a) 2018 US$m	Sohar Aluminum Co.L.L.C.(b) 2019 US$m	Sohar Aluminum Co.L.L.C.(b) 2018 US$m
Revenue	7,120	7,580	715	810
Depreciation and amortisation	(1,693)	(1,727)	(115)	(120)
Other operating costs	(3,670)	(3,230)	(505)	(440)
Operating profit	1,757	2,623	95	250
Finance expense	(157)	(163)	(35)	(35)
Income tax	(627)	(873)	(10)	(40)
Profit after tax	973	1,587	50	175
Other comprehensive loss	(17)	—	—	—
Total comprehensive income	956	1,587	50	175
Non-current assets	12,450	13,027	3,045	3,085
Current assets	2,250	2,413	290	340
Current liabilities	(1,827)	(1,637)	(205)	(230)
Non-current liabilities	(4,670)	(4,460)	(845)	(955)
Net assets	8,203	9,343	2,285	2,240
Assets and liabilities above include:
– cash and cash equivalents	603	697	20	15
– current financial liabilities	(807)	(230)	(110)	(100)
– non-current financial liabilities	(2,380)	(2,763)	(675)	(795)
Dividends received from joint venture (Rio Tinto share)	666	786	—	—
Reconciliation of the above amounts to the investment recognised in the Group balance sheet

Group interest	30%	30%	20%	20%
Net assets	8,203	9,343	2,285	2,240
Group’s ownership interest	2,461	2,803	457	448
Other adjustments	—	—	—	(1)
Carrying value of Group’s interest	2,461	2,803	457	447

(a)
In addition to its “Investment in equity accounted units”, the Group recognises deferred tax liabilities of US$362 million (2018: US$413 million) relating to tax on unremitted earnings of equity accounted units.

(b)
Under covenants stipulated in the agreement to Sohar Aluminium Co. L.L.C.’s secured loan facilities, Sohar Aluminium Co. L.L.C. is currently restricted from making any shareholder distributions until 2021 unless a specified amount of the loan facilities is funded.